Business Combinations	12 Months Ended
Mar. 31, 2013
Business Combinations

3. Business Combinations

(1) Log Max AB and Log Max, Inc.

On November 30, 2012, Komatsu Forest AB (hereinafter “KFAB”), the Company’s wholly owned subsidiary acquired all of the equity interests in Log Max AB and Log Max, Inc., for ¥6,782 million from Log Max International Holding AB. Through this acquisition, Log Max AB and Log Max, Inc., became wholly owned subsidiaries of KFAB.

Log Max AB, is a Swedish-based manufacturer of forest machine attachments such as harvester heads and Log Max, Inc. is its U.S. sales arm. Harvester heads manufactured by Log Max AB and KFAB are mutually complementary in types of harvesting and tree sizes and Komatsu expects synergies through the sales expansion of forestry machines. Goodwill recognized is attributable primarily to expected synergies.

The allocation of fair value to the acquired assets and assumed liabilities under ASC 805, “Business Combinations” was completed in the year ended March 31, 2013.

Following is a summary of the assets acquired and liabilities adjusted to reflect purchase price allocation assumed as of the date of acquisition.

Millions of yen
Consideration
Cash and cash equivalents	¥6,782

Fair value of total consideration transferred	6,782
Acquisiton-related cost (included in selling, general and administrative expenses)	¥298

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥2,340
Property, plant and equipment	50
Intangible assets	3,758
Other assets	16

Total assets acquired	6,164

Current liabilities	(492)
Long-term liabilities	(931)

Total liabilities assumed	(1,423)

Net assets acquired	4,741

Goodwill	2,041

¥6,782

The goodwill of ¥2,041 million was assigned to the Construction, Mining and Utility Equipment segment. The goodwill is not deductible for tax purpose.

The amounts of sales and income of Log Max AB and Log Max, Inc. included in Komatsu’s consolidated income statement since the date of acquisition for the year ended March 31, 2013 were immaterial.

Assuming this acquisition had been made at the beginning of any prior annual reporting periods, the consolidated pro forma results would not be materially different from reported results.

(2) Gigaphoton Inc.

On May 18, 2011, the Company acquired additional 50,000 shares of Gigaphoton Inc. (hereinafter “Gigaphoton”) for cash consideration of ¥7,500 million.

Prior to the additional acquisition, the Company held a 50.0% equity interest in Gigaphoton and accounted for the investment by the equity method. As a result of the additional investment, the Company’s ownership increased to 100.0% and Gigaphoton became a consolidated subsidiary of the Company.

Gigaphoton was established by Ushio Inc. (hereinafter “Ushio”) and the Company as a 50-50 joint-venture company to develop, manufacture, sell and service excimer laser light sources for lithography tools in August 2000.

To develop an extreme ultraviolet light source, Ushio and Gigaphoton have been working on different methods. Because Gigaphoton and Ushio will be competing on the same market, Ushio and the Company have decided to terminate the joint-venture agreement. As a wholly owned subsidiary of the Company, Gigaphoton is expected further expand its conventional excimer laser business and also accelerate the pace of research and development by teaming up with the Company to create an extreme ultraviolet light source as the basis for next-generation lithography tools.

Following is a summary of the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition:

Millions of yen
Consideration
Cash and cash equivalents	¥7,500

Fair value of total consideration transferred	7,500
Fair value of Komatsu’s equity interest in Gigaphoton held before the business combination	7,500

¥15,000

Acquisiton-related cost (included in selling, general and administrative expenses)	¥36

Recognized amounts of identifiable assets and liabilities assumed
Current assets	¥14,859
Property, plant and equipment	2,376
Intangible assets	7,425
Other assets	15

Total assets acquired	24,675

Current liabilities	(7,860)
Long-term liabilities	(2,896)

Total liabilities assumed	(10,756)

Net assets acquired	13,919

Goodwill	1,081

¥15,000

The goodwill of ¥1,081 million was assigned to the Industrial Machinery and Others operating segment. The goodwill is not deductible for tax purposes.

As a result of remeasuring to fair value its 50% equity interest in Gigaphoton held before the business combination, a gain of ¥2,592 million was recorded in other expenses, net in the accompanying consolidated statement of income for the fiscal year ended March 31, 2012.

The amounts of Gigaphoton’s sales and net income included in Komatsu’s consolidated income statement since the date of acquisition of the additional 50.0% equity interest for the year ended March 31, 2012 were immaterial.

Assuming this acquisition had been made at the beginning of the prior annual reporting period, the consolidated pro forma results would not be materially different from reported results.